Subsequent events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Subsequent events [Text Block]

Note 40 ─ Subsequent events

Subsequent events are events and transactions that occur after the balance sheet date but before the financial statements are issued. The effects of subsequent events and transactions are recognized in the financial statements when they provide additional evidence about conditions that existed at the balance sheet date. The Corporation has evaluated events and transactions occurring subsequent to December 31, 2011. Such evaluation resulted in no adjustments or additional disclosures in the consolidated financial statements for the year ended December 31, 2011, other than information updated in the legal proceedings in Note 27.